Events occurring after the balance sheet date	6 Months Ended
Jun. 30, 2026
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

Effective July 1, 2026, the Company made an allocation under the Fresenius Medical Care Long-Term Incentive Plan 2025+ (LTIP 2025+), for which the allocated total amount does not materially differ from what was allocated in the previous year under the LTIP 2025+. Depending on the country of their location, some participants received an allocation that will be settled in shares of the Company and some participants received an allocation that will be settled in cash. As such, the Company will account for allocations to the first group of participants as an equity-settled share-based payment transaction, and for allocations to the second group of participants as a cash-settled share-based payment transaction. The final number of performance shares allocated under the LTIP 2025+ will depend on the degree of attainment of the performance targets which are aligned with the targets for the MB LTIP 2024+ (ROIC, Relative TSR, and CO2e Reduction). See note 10. In addition, any cash payment amount will depend on the Company’s share price development throughout the three-year vesting period. The grant date fair value of the allocated performance shares according to IFRS 2 depends on several market conditions such as the share price of the Company on the grant date or the projected target achievement level at grant date for the Relative TSR target.

No other significant events have taken place subsequent to the balance sheet date June 30, 2026 that have a material impact on the key figures and earnings presented. On July 30, 2026, the Supervisory Board appointed Cassie McLean (48) as a member of the Management Board, effective August 1, 2026. Ms. McLean will serve as Chief Executive Officer of Care Delivery. She succeeds Craig Cordola (54) who previously served as Chief Executive Officer of Care Delivery. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.